Condensed Consolidated Statement of Comprehensive Income (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Net earnings	$ 6,618	$ (294,270)
Other comprehensive income (loss)	(27,759)	30,404
Comprehensive loss	(21,141)	(263,866)
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net earnings	100,366	(161,200)
Other comprehensive income (loss)	(79,018)	129,804
Comprehensive loss	21,348	(31,396)
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net earnings	1,748	(7,775)
Other comprehensive income (loss)	(27,655)	45,190
Comprehensive loss	(25,907)	37,415
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Net earnings	(102,339)	168,759
Other comprehensive income (loss)	(108)	636
Comprehensive loss	(102,447)	169,395
Parent [member]
Disclosure of subsidiaries [Line Items]
Net earnings	6,843	(294,054)
Other comprehensive income (loss)	79,022	(145,226)
Comprehensive loss	$ 85,865	$ (439,280)